Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2016				$ 938,217	$ 181,640
Change in unrealized net capital gains and losses	$ (66,210)				(66,210)
Net income	204,183			204,183
Change in unrealized foreign currency translation adjustments	2,409				2,409
Reclassification of tax effects due to change in accounting principle				(25,380)	25,380
Balance at Dec. 31, 2017	1,403,268	$ 2,500	$ 140,529	1,117,020	143,219
Change in unrealized net capital gains and losses	(50,575)				(50,575)
Net income	45,234			45,234
Change in unrealized foreign currency translation adjustments	98				98
Balance at Dec. 31, 2018	1,404,542	2,500	140,529	1,202,244	59,269
Cumulative effect of change in accounting principle				39,990	(33,473)
Change in unrealized net capital gains and losses	67,612				67,612
Net income	97,624			97,624
Change in unrealized foreign currency translation adjustments	(3,131)				(3,131)
Balance at Dec. 31, 2019	$ 1,566,647	$ 2,500	$ 140,529	$ 1,299,868	$ 123,750